Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per share— diluted (in Dollars per share)		$ (1.97)	$ (26.57)
Weighted average number of ordinary shares outstanding—diluted* (in Shares)	[1]	2,634,729	124,799

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.